Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	PLDT Inc.
Entity Central Index Key	0000078150
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	216,055,775
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity File Number	1-03006
Entity Incorporation, State or Country Code	R6
Entity Address, Address Line One	Ramon Cojuangco Building
Entity Address, Address Line Two	Makati Avenue
Entity Address, City or Town	Makati City
Entity Address, Country	PH
Entity Address Postal Zip Code	1200
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	SyCip Gorres Velayo & Co.
Auditor Location	Makati City, Philippines
Auditor Firm ID	1755
Ordinary Shares [member]
Document Information [Line Items]
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Title of 12(b) Security	Common Capital Stock, Par Value Five Philippine Pesos Per Share
American Depositary Receipts [member]
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, evidenced by American Depositary Receipts, each representing one share of Common Capital Stock
Trading Symbol	PHI
Business Contact [member]
Document Information [Line Items]
Entity Address, Address Line One	Ramon Cojuangco Bldg
Entity Address, Address Line Two	Makati Avenue
Entity Address, City or Town	Makati City
Entity Address, Country	PH
Entity Address Postal Zip Code	1200
Contact Personnel Name	Atty. Marilyn A. Victorio-Aquino
City Area Code	632
Local Phone Number	82500254
Contact Personnel Email Address	mvaquino@pldt.com.ph